Consolidated Statements of Operation and Other Comprehensive Income/(Loss) (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Sales to related parties			$ 3,142,283
Marketing expenses to a related party			$ 1,418,141